REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
To the Board of Trustees of Barings Funds Trust and Shareholders of Barings Global Floating Rate Fund,
Barings Global Credit Income Opportunities Fund,
Barings Active Short Duration Bond Fund, Barings
Diversified Income Fund (formerly Barings Total Return
Bond Fund), Barings Emerging Markets Debt Blended
Total Return Fund, Barings Global Emerging Markets
Equity Fund, Barings Global High Yield Fund and Barings
U.S. High Yield Fund:
In planning and performing our audits of the financial statements of Barings Funds Trust (the "Funds"), including the Barings Global Floating Rate Fund, Barings Global Credit Income Opportunities Fund, Barings
Active Short Duration Bond Fund, Barings Diversified
Income Fund (formerly Barings Total Return Bond
Fund), Barings Emerging Markets Debt Blended Total
Return Fund, Barings Global Emerging Markets Equity
Fund, Barings Global High Yield Fund and Barings U.S.
High Yield Fund, as of and for the year/period ended
June 30, 2019, in accordance with the standards of the Public Company Accounting Oversight Board (United
States) (PCAOB), we considered the Funds' internal
control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the
purpose of expressing an opinion on the effectiveness
of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.
The management of the Funds is responsible for
establishing and maintaining effective internal control
over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A fund's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A fund's internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of
records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the fund; (2) provide reasonable assurance that transactions are recorded as necessary to permit
preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the fund are being made
only in accordance with authorizations of management
and directors of the fund; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of a fund's assets that could have a material effect on the financial statements.
Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of
changes in conditions, or that the degree of compliance
with the policies or procedures may deteriorate.
A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal
course of performing their assigned functions, to
prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the fund's annual or interim financial statements will not be prevented or detected on a timely basis.
Our consideration of the Funds' internal control over financial reporting was for the limited purpose described in the first paragraph and would not
necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Funds' internal control over financial reporting and its operation, including controls for safeguarding securities, that we consider to be a material weakness, as defined above, as of June 30,
2019.
This report is intended solely for the information and
use of management and the Board of Trustees of
Barings Funds Trust and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.
/s/ DELOITTE & TOUCHE LLP
New York, NY
August 28, 2019